Taxation - Current and deferred portion of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense		¥ 2,281	¥ 19,231	¥ 42,610
Deferred income tax (benefit)/expense	$ 7,190	46,915	(17,263)	(36,901)
Income tax expense	$ 7,540	¥ 49,196	¥ 1,968	¥ 5,709